OTHER INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income [abstract]
Interest and other investment income		$ 32	$ 22	$ 32
Gain on regulatory provision		14
Gain on available for sale investments				15
Other		59	53	6
Other Income, net	[1]	$ 105	$ 75	$ 53

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).